Portfolio of Investments May 31, 2026
NKX
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 160.3% (99.4% of Total Investments)
X
1,058,825,454 MUNICIPAL BONDS - 160.3%  (99.4% of Total Investments) X –
CONSUMER STAPLES - 0.0% (0.0% of Total Investments)
$ 235,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 211,259
TOTAL CONSUMER STAPLES 211,259
EDUCATION AND CIVIC ORGANIZATIONS - 13.9% (8.7% of Total Investments)
1,515,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/53 1,569,308
700,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/50 664,628
500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 370,141
6,760,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 6,266,914
13,430,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 13,518,116
455,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 433,093
3,300,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/55 3,399,385
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 1,001,784
995,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/46 958,311
1,560,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6 .875 01/01/42 1,540,096
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/48 963,688
1,100,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 897,839
250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/42 250,810
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Camino Nuevo Charter Academy Sustainability Series
2023A
5 .000 06/01/43 1,005,374
415,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 392,420
600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/51 533,492
555,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .125 06/01/53 534,426
635,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 635,044
750,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 749,998
4,925,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 4,924,823

Portfolio of Investments May 31, 2026
(continued)
NKX

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000% 07/01/43 $ 1,000,009
280,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5 .750 07/01/41 280,244
7,710,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 7,787,463
5,500,000 California State University, Systemwide Revenue Bonds, Series
2024A
4 .000 11/01/49 5,280,773
1,115,000 California State University, Systemwide Revenue Bonds, Series
2024A
4 .000 11/01/55 1,039,990
15,410,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5 .000 05/15/37 15,696,654
10,000,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 10,329,294
9,425,000 University of California, General Revenue Bonds, Series 2025CC 5 .000 05/15/53 9,963,243
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 91,987,360
HEALTH CARE - 30.0% (18.6% of Total Investments)
15,875,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 15,919,602
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
4 .000 11/15/48 9,061,952
5,375,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4 .000 03/01/39 5,172,751
7,760,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 7,403,162
7,900,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 7,755,385
4,265,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 3,994,501
2,930,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 2,677,047
3,390,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/44 3,284,186
7,500,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4 .000 05/15/46 7,263,254
5,235,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4 .000 05/15/51 4,809,056
795,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 795,663
6,760,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 6,763,921
13,660,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A - BAM
Insured
4 .000 10/01/47 12,535,124
9,450,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A
4 .000 08/15/50 8,867,893
7,635,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 7,866,830
6,465,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/54 6,597,753
5,495,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 4,955,954
7,700,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A
4 .000 02/01/51 6,726,492
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 2,012,118
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 250,224
1,635,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5 .000 11/01/35 1,635,383

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5 .000% 11/01/40 $ 1,000,024
3,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5 .000 11/01/44 2,973,084
2,690,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 2,699,459
2,585,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 2,590,393
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 968,018
3,200,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,199,699
3,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 3,014,686
1,855,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,869,585
500,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/37 501,120
13,615,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 13,613,907
1,100,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 1,103,690
1,200,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 1,200,437
4,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 4,000,858
1,535,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,535,019
15,205,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 15,349,543
2,655,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/42 2,690,605
1,940,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000 08/01/45 1,765,202
845,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 858,161
2,550,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
5 .000 11/01/32 2,550,882
8,895,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
4 .000 11/01/39 7,529,009
520,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2023A
5 .750 07/01/48 548,727
TOTAL HEALTH CARE 197,910,359
HOUSING/MULTIFAMILY - 17.3% (10.7% of Total Investments)
5,915,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 3,846,478
7,570,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 5,969,255
1,177,881 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 22,380
230,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 173,207
1,645,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 1,556,755

Portfolio of Investments May 31, 2026
(continued)
NKX

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000% 08/01/49 $ 467,561
5,345,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 4,181,593
6,635,251 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 6,780,042
6,038,755 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 5,996,887
1,005,249 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,041,841
5,922,950 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 5,993,568
5,030,289 (b) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .327 11/20/40 4,998,323
160,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .250 07/01/40 172,388
8,205,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 6,387,968
2,740,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 2,101,230
1,440,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 1,221,652
3,980,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 2,771,641
6,135,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 5,103,053
250,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 209,308
7,065,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 5,548,746
9,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 8,395,282
7,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 5,796,233
770,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 628,979
3,340,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 2,203,304
2,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 1,801,899
155,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 115,986
3,775,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 3,416,056
1,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 1,060,872
555,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3 .000 12/01/56 396,230
2,720,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 2,260,501

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,975,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000% 06/01/47 $ 1,429,639
7,200,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 4,397,051
7,285,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 5,258,044
3,285,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds,  Rancho Vallecitos Mobile Home Park,
Series 2013
5 .000 04/15/38 3,288,199
4,510,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home Park,
Refunding Series 2022A
5 .250 05/15/56 4,598,817
670,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/44 670,303
185,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/49 185,035
1,420,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 1,324,176
510,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 477,814
1,965,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 1,886,621
TOTAL HOUSING/MULTIFAMILY 114,134,917
LONG-TERM CARE - 0.4% (0.2% of Total Investments)
2,500,000 California Municipal Finance Authority, Revenue Bonds,
HumanGood California Obligated Group, Refunding Series
2019A
5 .000 10/01/44 2,504,667
TOTAL LONG-TERM CARE 2,504,667
TAX OBLIGATION/GENERAL - 43.1% (26.7% of Total Investments)
2,210,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 2,246,101
1,600,000 California State, General Obligation Bonds, Refunding Various
Purpose Bid Group C Series 2016
5 .000 09/01/32 1,609,296
13,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2018. Bid Group C
5 .000 08/01/37 13,578,556
3,000,000 California State, General Obligation Bonds, Various Purpose
Series 2017
5 .000 11/01/47 3,042,468
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5 .000 10/01/48 5,115,740
20,750,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2005 Series
2010C - AGM Insured
0 .000 08/01/43 10,080,066
3,000,000 Franklin-McKinley School District, Santa Clara County, California,
General Obligation Bonds, Election of 2020, Series 2023B
4 .250 08/01/49 2,943,114
1,725,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4 .000 08/01/41 1,728,069
24,230,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 24,273,941
5,000,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Ad Valorem
Property Tax, Sustainability Green Series 2022QRR
5 .250 07/01/47 5,370,375
46,895,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 46,968,095
1,150,000 Monterey Peninsula Community College District, Monterey
County, California, General Obligation Bonds, Election of 2020
Series 2024B
4 .000 08/01/51 1,104,211
5,000,000 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2022 Election Series 2025
4 .250 08/01/55 4,781,966

Portfolio of Investments May 31, 2026
(continued)
NKX

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 9,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625% 07/01/27 $ 9,651,303
16,744,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 15,958,556
5,000,000 San Diego Community College District, San Diego County,
California, General Obligation Bonds, Election of 2024, Series
2025A-1
4 .000 08/01/50 4,850,675
10,000,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Dedicated Unlimited Ad Valorem
Property Tax, 2018 Election Green Series 2023G-3
4 .000 07/01/53 9,465,608
11,980,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Refunding Series 2012R-1
0 .000 07/01/31 10,298,508
3,400,000 San Francisco Community College District, California, General
Obligation Bonds, Election 2020 Series 2020A
4 .000 06/15/45 3,366,913
3,345,000 San Jacinto Unified School District, Riverside County, California,
General Obligation Bonds, Election 2024 Series 2025
4 .125 08/01/55 3,210,314
1,580,000 Santa Ana College Improvement District 1, Orange County,
California, General Obligation Bonds, Rancho Santiago
Community College District, Election of 2012, Series 2019C
3 .000 08/01/39 1,426,231
10,000,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2008, Series
2011C
0 .000 08/01/41 5,652,744
23,280,000 (c) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGC
Insured
0 .000 08/01/47 27,404,294
38,845,000 (c) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGM
Insured
0 .000 08/01/50 45,504,991
15,780,000 (c) Sylvan Union School District, Stanislaus County, California,
General Obligation Bonds, Election of 2006, Series 2010 - AGM
Insured
0 .000 08/01/49 14,632,594
2,500,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B - AGM Insured
4 .500 08/01/53 2,398,343
8,345,000 (c) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 7,869,940
TOTAL TAX OBLIGATION/GENERAL 284,533,012
TAX OBLIGATION/LIMITED - 13.7% (8.5% of Total Investments)
1,260,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5 .125 08/01/26 1,261,874
210,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 210,118
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .125 09/01/55 1,012,316
2,830,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .250 09/01/60 2,874,322
2,065,000 California State Public Works Board, Lease Revenue Bonds,
Department of Education, Riverside Campus Project, Series
2012H
5 .000 04/01/31 2,071,297
100,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .125 09/02/48 101,305
100,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .250 09/02/61 101,141
545,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 545,591

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017C
5 .000% 09/02/47 $ 1,002,690
745,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 751,889
750,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/48 753,104
3,455,000 (a) El Monte, California, Senior Lien Certificates of Participation,
Department of Public Services Facility Phase II, Series 2001 -
AMBAC Insured
5 .250 01/01/34 3,461,097
6,200,000 Fresno Joint Powers Financing Authority, California, Lease
Revenue Bonds, Public Safety Projects Series 2025A
4 .625 04/01/55 6,237,730
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 981,215
2,760,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 2,811,290
3,220,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 3,351,339
3,580,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/50 3,868,166
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2014-2, Series
2017
5 .000 09/01/47 1,005,337
16,657,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 6,080,075
32,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 8,713,958
17,239,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 17,035,478
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 997,164
1,482,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,383,007
3,175,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 3,058,648
2,160,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 2,265,565
325,000 San Diego Redevelopment Agency, California, Subordinate Lien
Tax Increment and Parking Revenue Bonds, Centre City Project,
Series 2003B
5 .250 09/01/26 325,497
535,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 535,818
10,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 10,030
3,600,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/33 3,709,863
2,145,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 2,203,815
990,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,009,052
600,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .250 09/01/38 638,921
635,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 641,814
2,540,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/49 2,552,065
3,645,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 3,678,750

Portfolio of Investments May 31, 2026
(continued)
NKX

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250% 09/01/35 $ 350,439
790,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/45 790,411
700,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Refunding Series 2016
5 .000 09/01/40 701,420
1,400,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Series 2017
5 .000 09/01/47 1,404,095
TOTAL TAX OBLIGATION/LIMITED 90,487,706
TRANSPORTATION - 14.4% (8.9% of Total Investments)
6,500,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7
4 .000 04/01/47 6,233,025
2,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 1,944,098
4,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E
5 .000 05/15/49 4,078,450
3,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Senior Series 2023A
5 .000 07/01/53 3,133,084
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4 .000 07/01/56 3,899,695
13,770,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
5 .000 07/01/56 14,189,817
9,500,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023D
5 .250 05/01/48 10,181,787
4,535,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 4,579,747
44,650,000 (d) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B, (UB)
5 .000 05/01/47 45,090,566
2,025,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 1,823,147
TOTAL TRANSPORTATION 95,153,416
U.S. GUARANTEED - 1.0% (e)(0.6% of Total Investments)
2,040,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 2,063,530
2,250,000 California Infrastructure and Economic Development Bank, First
Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series
2003A, (Pre-refunded 1/01/28) - AMBAC Insured
5 .000 07/01/36 2,342,711
2,000,000 Chaffey Community College District, San Bernardino County,
California, General Obligation Bonds, Taxable Refunding Series
2019, (Pre-refunded 6/01/28)
4 .000 06/01/43 2,064,507
TOTAL U.S. GUARANTEED 6,470,748
UTILITIES - 26.5% (16.5% of Total Investments)
20,055,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31)
4 .000 02/01/52 20,359,399
7,000,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31)
5 .000 02/01/54 7,393,044
6,575,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5 .500 10/01/54 7,151,565
5,250,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5 .250 11/01/54 5,549,482

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 7,460,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000% 01/01/55 $ 7,680,802
2,000,000 California Infrastructure and Economic Development Bank, Clean
Water and Drinking Water State Revolving Fund Revenue Bonds,
Green Series 2025
4 .125 10/01/47 2,005,764
4,000,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,102,546
5,635,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 6,061,158
6,190,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2019A
5 .000 06/01/49 6,380,857
2,490,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 2,747,258
1,835,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 2,097,474
6,015,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 6,060,145
8,340,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 8,505,719
5,190,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 5,275,344
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 3,095,029
1,820,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 1,876,664
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2026A
5 .000 07/01/44 3,220,658
8,250,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/38 8,693,574
5,000,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5 .000 06/01/43 5,158,552
1,000,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5 .000 06/15/46 1,012,644
8,660,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 8,689,064
15,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5 .000 11/01/55 15,828,989
600,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/42 603,490
5,000,000 South Coast Water District Financing Authority, California,
Revenue Bonds, Series 2019A
5 .000 02/01/44 5,187,171
15,000,000 (b) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 15,693,483
14,530,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 15,002,135
TOTAL UTILITIES 175,432,010
TOTAL MUNICIPAL BONDS
(Cost $1,044,092,556) 1,058,825,454
TOTAL LONG-TERM INVESTMENTS
(Cost $1,044,092,556) 1,058,825,454

Portfolio of Investments May 31, 2026
(continued)
NKX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9% (0.6% of Total Investments)
X 6,000,000 MUNICIPAL BONDS - 0.9%  (0.6% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.9% (0.6% of Total Investments)
$ 6,000,000 (f) University of California, General Revenue Bonds, Refunding
Series 2013AL-3
2 .300% 05/15/48 $ 6,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,000,000
TOTAL MUNICIPAL BONDS
(Cost $6,000,000) 6,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,000,000) 6,000,000
TOTAL INVESTMENTS - 161.2%
(Cost $1,050,092,556) 1,064,825,454
FLOATING RATE OBLIGATIONS - (5.1)%   (33,485,000)
MFP SHARES, NET - (21.2)% (g) (140,074,339)
VRDP SHARES, NET - (38.7)% (h) (255,815,535)
OTHER ASSETS & LIABILITIES, NET - 3.8% 25,247,828
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 660,698,408
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $123,964,131 or 11.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) MFP Shares, Net as a percentage of Total Investments is 13.2%.
(h) VRDP Shares, Net as a percentage of Total Investments is 24.0%.

them:
NKX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,058,825,454 $ – $ 1,058,825,454
Short-Term Investments:
Municipal Bonds – 6,000,000 – 6,000,000
Total $ – $ 1,064,825,454 $ – $ 1,064,825,454